UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Explanatory Note: This amended Form N-CSR is filed to add the Independent Registered Public Accounting Firm’s signature under “Report of Independent Registered Public Accounting Firm” on the Reports to Shareholder under Item 7(a).

Item 1. Reports to Stockholders.

(a)

Redwood Managed Volatility Fund

Class I (RWDIX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.58%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets navigated a shifting interest-rate landscape as the Federal Reserve began easing policy. Treasury yields moved lower over the period, but resilient economic data limited the pace of declines. Corporate credit, however, performed strongly. Investment-grade spreads tightened over the year, while high-yield spreads hovered near their tightest levels since before 2021, reflecting steady demand and a supportive risk environment.

The Fund returned 4.06%. Following our quantitative, risk-managed process, the Fund reacted defensively during the sharp April selloff — the widely referenced tariff “Liberation Day” shock — which sent risk assets into a brief but intense decline. The Fund moved out of risk assets during this episode, successfully reducing downside exposure. However, markets rebounded swiftly afterward, and the Fund’s risk-off positioning caused it to miss a portion of that rapid recovery. As a result, returns over the full fiscal year were more modest compared to periods when trends remain uninterrupted. The Fund’s contribution for the year came primarily from allocations to high-yield corporate bond mutual funds and a positive addition from an affiliated, short-duration private debt strategy, the Redwood Real Estate Income Fund (ticker: CREMX). Despite the more conservative stance during the April dislocation, these exposures supported the Fund’s total return relative to the opportunity set. The benchmark, the BofA Merrill Lynch 3–5 Year Treasury Index**, returned 5.99% over the same period. Capital markets are infinitely complex. Every day, new information shifts the risk-return landscape. Rather than forecast or speculate, we rely on a disciplined, quantitative approach designed to minimize subjectivity and focus on managing risk through ever-changing conditions.

** The Bank of America Merrill Lynch 3–5 Year Treasury Index is an unmanaged index of U.S. Treasury securities with maturities of three to five years. Investors cannot invest directly in an index or benchmark. Index returns do not reflect fees, brokerage commissions, or other expenses.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$12,157
$12,071
$11,792
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,972	$10,437	$10,239
Oct-2017	$11,656	$10,531	$10,215
Oct-2018	$11,580	$10,315	$10,091
Oct-2019	$12,170	$11,502	$10,880
Oct-2020	$11,849	$12,214	$11,490
Oct-2021	$12,256	$12,155	$11,315
Oct-2022	$10,675	$10,249	$10,235
Oct-2023	$10,437	$10,286	$10,413
Oct-2024	$11,683	$11,370	$11,125
Oct-2025	$12,157	$12,071	$11,792

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	4.06%	0.51%	1.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US Treasuries 3-5 Yr Index (USD)	5.99%	0.52%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
83.0%
Real Estate
13.9%
Money Market Funds
1.3%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RWDIX

Redwood Managed Volatility Fund

Class N (RWDNX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$187	1.83%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets navigated a shifting interest-rate landscape as the Federal Reserve began easing policy. Treasury yields moved lower over the period, but resilient economic data limited the pace of declines. Corporate credit, however, performed strongly. Investment-grade spreads tightened over the year, while high-yield spreads hovered near their tightest levels since before 2021, reflecting steady demand and a supportive risk environment.

The Fund returned 3.86%. Following our quantitative, risk-managed process, the Fund reacted defensively during the sharp April selloff — the widely referenced tariff “Liberation Day” shock — which sent risk assets into a brief but intense decline. The Fund moved out of risk assets during this episode, successfully reducing downside exposure. However, markets rebounded swiftly afterward, and the Fund’s risk-off positioning caused it to miss a portion of that rapid recovery. As a result, returns over the full fiscal year were more modest compared to periods when trends remain uninterrupted. The Fund’s contribution for the year came primarily from allocations to high-yield corporate bond mutual funds and a positive addition from an affiliated, short-duration private debt strategy, the Redwood Real Estate Income Fund (ticker: CREMX). Despite the more conservative stance during the April dislocation, these exposures supported the Fund’s total return relative to the opportunity set. The benchmark, the BofA Merrill Lynch 3–5 Year Treasury Index**, returned 5.99% over the same period. Capital markets are infinitely complex. Every day, new information shifts the risk-return landscape. Rather than forecast or speculate, we rely on a disciplined, quantitative approach designed to minimize subjectivity and focus on managing risk through ever-changing conditions.

** The Bank of America Merrill Lynch 3–5 Year Treasury Index is an unmanaged index of U.S. Treasury securities with maturities of three to five years. Investors cannot invest directly in an index or benchmark. Index returns do not reflect fees, brokerage commissions, or other expenses.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$12,071
$11,868
$11,792
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,951	$10,437	$10,239
Oct-2017	$11,607	$10,531	$10,215
Oct-2018	$11,495	$10,315	$10,091
Oct-2019	$12,061	$11,502	$10,880
Oct-2020	$11,711	$12,214	$11,490
Oct-2021	$12,076	$12,155	$11,315
Oct-2022	$10,496	$10,249	$10,235
Oct-2023	$10,242	$10,286	$10,413
Oct-2024	$11,426	$11,370	$11,125
Oct-2025	$11,868	$12,071	$11,792

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	3.86%	0.27%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US Treasuries 3-5 Yr Index (USD)	5.99%	0.52%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RWDNX

Redwood Managed Volatility Fund

Class Y (RWDYX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$161	1.58%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets navigated a shifting interest-rate landscape as the Federal Reserve began easing policy. Treasury yields moved lower over the period, but resilient economic data limited the pace of declines. Corporate credit, however, performed strongly. Investment-grade spreads tightened over the year, while high-yield spreads hovered near their tightest levels since before 2021, reflecting steady demand and a supportive risk environment.

The Fund returned 4.08%. Following our quantitative, risk-managed process, the Fund reacted defensively during the sharp April selloff — the widely referenced tariff “Liberation Day” shock — which sent risk assets into a brief but intense decline. The Fund moved out of risk assets during this episode, successfully reducing downside exposure. However, markets rebounded swiftly afterward, and the Fund’s risk-off positioning caused it to miss a portion of that rapid recovery. As a result, returns over the full fiscal year were more modest compared to periods when trends remain uninterrupted. The Fund’s contribution for the year came primarily from allocations to high-yield corporate bond mutual funds and a positive addition from an affiliated, short-duration private debt strategy, the Redwood Real Estate Income Fund (ticker: CREMX). Despite the more conservative stance during the April dislocation, these exposures supported the Fund’s total return relative to the opportunity set. The benchmark, the BofA Merrill Lynch 3–5 Year Treasury Index**, returned 5.99% over the same period. Capital markets are infinitely complex. Every day, new information shifts the risk-return landscape. Rather than forecast or speculate, we rely on a disciplined, quantitative approach designed to minimize subjectivity and focus on managing risk through ever-changing conditions.

** The Bank of America Merrill Lynch 3–5 Year Treasury Index is an unmanaged index of U.S. Treasury securities with maturities of three to five years. Investors cannot invest directly in an index or benchmark. Index returns do not reflect fees, brokerage commissions, or other expenses.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$12,266
$12,071
$11,792
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,982	$10,437	$10,239
Oct-2017	$11,663	$10,531	$10,215
Oct-2018	$11,588	$10,315	$10,091
Oct-2019	$12,207	$11,502	$10,880
Oct-2020	$11,895	$12,214	$11,490
Oct-2021	$12,316	$12,155	$11,315
Oct-2022	$10,745	$10,249	$10,235
Oct-2023	$10,518	$10,286	$10,413
Oct-2024	$11,785	$11,370	$11,125
Oct-2025	$12,266	$12,071	$11,792

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	4.08%	0.62%	2.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US Treasuries 3-5 Yr Index (USD)	5.99%	0.52%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/managed-volatility-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RWDYX

Redwood Systematic Macro Trend Fund

Class I (RWSIX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.24%

How did the Fund perform during the reporting period?

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, broad risk markets rallied as the Federal Reserve moved forward with rate cuts, reigniting investor confidence and driving global equity valuations to new highs. Supportive economic indicators and accommodative central-bank policy fueled the uptrend, though macro uncertainty — from recession risks to geopolitical tensions — continued to create intermittent volatility. The Fund posted performance of -4.84%, and underperformed its benchmark, 40% S&P 500/60% Bloomberg U.S. Aggregate Bond Index which returned 11.97% and the fund’s regulatory broad based index S&P 500 Equal Weight Index which returned 8.59%. Over most of the year, our quantitative, risk-managed process kept the Fund fully invested in risk assets to capture the market upswing. However, the sharp April selloff — triggered by the so-called “Liberation Day” tariff shock — generated a risk-off signal. That defensive shift helped protect capital during the downward spike, but markets rebounded in a rapid V-shaped recovery. Because the Fund re-entered risk assets only after much of the rebound had already occurred, the timing cost was the main contributor to the performance shortfall.

The Fund’s performance came from a diversified mix of high dividend large cap U.S. equities as well as developed international equities. Those segments lagged the robust performance of large-cap equities represented in the S&P 500. A further positive contribution came from exposure to an affiliated, short-duration private debt strategy, the Redwood Real Estate Income Fund (ticker: CREMX).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Redwood Systematic Macro Trend Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Equal Weight Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,278
$22,753
$16,730
$11,447
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Redwood Systematic Macro Trend Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000	$10,000
Oct-2018	$9,873	$9,782	$10,459	$10,714
Oct-2019	$10,284	$10,908	$11,802	$12,249
Oct-2020	$11,236	$11,583	$11,872	$13,439
Oct-2021	$15,369	$11,527	$17,722	$19,206
Oct-2022	$14,555	$9,719	$15,975	$16,400
Oct-2023	$14,740	$9,754	$15,860	$18,063
Oct-2024	$17,581	$10,783	$20,954	$24,930
Oct-2025	$16,730	$11,447	$22,753	$30,278

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	-4.84%	8.29%	6.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.70%
S&P 500® Equal Weight Index	8.59%	13.89%	10.83%
S&P 500® Index	21.45%	17.64%	14.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$130,466,343
Number of Portfolio Holdings	58
Advisory Fee	$1,748,008
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.6%
Common Stocks	35.2%
Exchange-Traded Funds	50.4%
Money Market Funds	0.2%
Open End Funds	0.1%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 50.2%
Real Estate 17.0%
Technology 4.3%
Utilities 3.8%
Consumer Discretionary 3.8%
Health Care 3.8%
Energy 3.5%
Communications 3.4%
Consumer Staples 3.2%
Materials 2.9%
Industrials 2.9%
Purchased Options 0.5%
Money Market Funds 0.2%
Fixed Income 0.1%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Industrials	2.9%
Materials	2.9%
Consumer Staples	3.2%
Communications	3.4%
Energy	3.5%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.8%
Technology	4.3%
Real Estate	17.0%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.2%
Redwood Real Estate Income Fund, Class I	13.6%
Schwab International Small-Cap Equity ETF	13.1%
Vanguard FTSE All World ex-US Small-Cap ETF	12.9%
International Business Machines Corporation	1.0%
Eversource Energy	0.9%
Ford Motor Company	0.9%
Best Buy Company, Inc.	0.9%
CVS Health Corporation	0.8%
FirstEnergy Corporation	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

Redwood Systematic Macro Trend Fund

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/systematic-macro-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RWSIX

Redwood Systematic Macro Trend Fund

Class N (RWSNX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.49%

How did the Fund perform during the reporting period?

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, broad risk markets rallied as the Federal Reserve moved forward with rate cuts, reigniting investor confidence and driving global equity valuations to new highs. Supportive economic indicators and accommodative central-bank policy fueled the uptrend, though macro uncertainty — from recession risks to geopolitical tensions — continued to create intermittent volatility. The Fund posted performance of -4.25%, and underperformed its benchmark, 40% S&P 500/60% Bloomberg U.S. Aggregate Bond Index which returned 11.97% and the fund’s regulatory broad based index S&P 500 Equal Weight Index which returned 8.59%. Over most of the year, our quantitative, risk-managed process kept the Fund fully invested in risk assets to capture the market upswing. However, the sharp April selloff — triggered by the so-called “Liberation Day” tariff shock — generated a risk-off signal. That defensive shift helped protect capital during the downward spike, but markets rebounded in a rapid V-shaped recovery. Because the Fund re-entered risk assets only after much of the rebound had already occurred, the timing cost was the main contributor to the performance shortfall.

The Fund’s performance came from a diversified mix of high dividend large cap U.S. equities as well as developed international equities. Those segments lagged the robust performance of large-cap equities represented in the S&P 500. A further positive contribution came from exposure to an affiliated, short-duration private debt strategy, the Redwood Real Estate Income Fund (ticker: CREMX).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Redwood Systematic Macro Trend Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Equal Weight Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,278
$22,753
$16,616
$11,447
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Redwood Systematic Macro Trend Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000	$10,000
Oct-2018	$9,848	$9,782	$10,459	$10,714
Oct-2019	$10,232	$10,908	$11,802	$12,249
Oct-2020	$11,159	$11,583	$11,872	$13,439
Oct-2021	$15,237	$11,527	$17,722	$19,206
Oct-2022	$14,386	$9,719	$15,975	$16,400
Oct-2023	$14,535	$9,754	$15,860	$18,063
Oct-2024	$17,353	$10,783	$20,954	$24,930
Oct-2025	$16,616	$11,447	$22,753	$30,278

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	-4.25%	8.29%	6.56%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.70%
S&P 500® Equal Weight Index	8.59%	13.89%	10.83%
S&P 500® Index	21.45%	17.64%	14.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$130,466,343
Number of Portfolio Holdings	58
Advisory Fee	$1,748,008
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.6%
Common Stocks	35.2%
Exchange-Traded Funds	50.4%
Money Market Funds	0.2%
Open End Funds	0.1%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Industrials	2.9%
Materials	2.9%
Consumer Staples	3.2%
Communications	3.4%
Energy	3.5%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.8%
Technology	4.3%
Real Estate	17.0%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.2%
Redwood Real Estate Income Fund, Class I	13.6%
Schwab International Small-Cap Equity ETF	13.1%
Vanguard FTSE All World ex-US Small-Cap ETF	12.9%
International Business Machines Corporation	1.0%
Eversource Energy	0.9%
Ford Motor Company	0.9%
Best Buy Company, Inc.	0.9%
CVS Health Corporation	0.8%
FirstEnergy Corporation	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

Redwood Systematic Macro Trend Fund

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.redwoodmutualfunds.com/funds/systematic-macro-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RWSNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gerstan and Mr. Neil M. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable

(a)(3) Not applicable

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
Redwood Managed Volatility Fund	$20,000	$19,050
Redwood Managed Municipal Income Fund	$19,500	$18,750
Redwood AlphaFactor® Tactical International Fund	$19,500	$18,750
Redwood Systematic Macro Trend Fund	$19,500	$18,750

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
Redwood Managed Volatility Fund	$3,200	$3,200
Redwood Managed Municipal Income Fund	$3,200	$3,200
Redwood AlphaFactor® Tactical International Fund	$3,200	$3,200
Redwood Systematic Macro Trend Fund	$3,200	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

# Redwood Managed Volatility Fund
Class N RWDNX Class I RWDIX Class Y RWDYX

# Redwood Managed Municipal Income Fund
Class I RWMIX

# Redwood AlphaFactor® Tactical International Fund
Class I RWIIX

# Redwood Systematic Macro Trend ("SMarT") Fund
Class N RWSNX Class I RWSIX

Advised by Redwood Investment Management, LLC

# Annual Financial Statements and Additional Information

October 31, 2025

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.9%
	REAL ESTATE - 13.9%
501,900	Redwood Real Estate Income Fund, Class I(a)	$12,587,653

	TOTAL CLOSED END FUND (Cost $12,547,504)	12,587,653

	OPEN END FUNDS — 83.0%
	FIXED INCOME - 83.0%
1,664,320	American High-Income Trust, Class F-3	16,476,769
2,288,795	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	16,570,878
1,577,282	Goldman Sachs High Yield Fund, Institutional Class	8,990,509
2,488,423	JPMorgan High Yield Fund, Class I	16,324,056
2,580,867	Lord Abbett High Yield Fund, Class I	16,543,359
32	MainStay MacKay High Yield Corporate Bond Fund, Class I	165
2,218	Principal High Yield Fund, Institutional Class	14,729
7,625	Vanguard High-Yield Corporate Fund, Admiral Class	42,194
		74,962,659

	TOTAL OPEN END FUNDS (Cost $72,979,321)	74,962,659

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
1,186,317	Goldman Sachs Financial Square Government Fund, Administration Class, 3.82%(b) (Cost $1,186,317)	1,186,317

	TOTAL INVESTMENTS - 98.2% (Cost $86,713,142)	$88,736,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,581,444
	NET ASSETS - 100.0%	$90,318,073

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2025 was $12,587,653 representing 13.9% of net assets.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

TOTAL RETURN SWAPS(c)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Appreciation
Invesco High Yield Municipal Fund	Barclays	13,480	$112,022	SOFR + 175 bps	4/20/2026	$674
Nuveen High Yield Municipal Bond Fund	Barclays	7,804	111,671	SOFR + 175 bps	4/20/2026	1,171
TOTAL						$1,845

SOFR	- Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.2%
	REAL ESTATE - 13.2%
515,866	Redwood Real Estate Income Fund, Class I(a)	$12,937,924

	TOTAL CLOSED END FUND (Cost $12,896,658)	12,937,924

	EXCHANGE-TRADED FUND — 0.0%(b)
	FIXED INCOME - 0.0%(b)
23	iShares High Yield Muni Active ETF	1,135

	TOTAL EXCHANGE-TRADED FUND (Cost $1,098)	1,135

	OPEN END FUNDS — 85.2%
	FIXED INCOME - 85.2%
131	American Century High-Yield Municipal Fund, Class I	1,150
405,239	Delaware National High-Yield Municipal Bond Fund, Institutional Class	4,024,020
1,588,960	First Eagle Funds - First Eagle High Income Fund, Class I	12,997,694
622,900	Franklin High Yield Tax-Free Income Fund	5,568,728
1,165,781	Goldman Sachs High Yield Municipal Fund, Institutional Class	10,631,929
1,048,212	Invesco High Yield Municipal Fund, Class Y	8,763,053
1,574,803	Invesco Rochester Municipal Opportunities Fund, Class Y	10,425,197
900,642	Lord Abbett High Yield Municipal Bond Fund, Class I	9,609,853
92	MainStay MacKay High Yield Municipal Bond Fund, Class I	1,087
143	MFS Municipal High Income Fund, Class I	1,064
1,017,715	Nuveen High Yield Municipal Bond Fund, Class I	14,716,160
114	Nuveen Short Duration High Yield Municipal Bond, Class I	1,072
775,349	PIMCO High Yield Municipal Bond Fund, Institutional Class	6,543,949
178	Victory Pioneer High Income Municipal Fund	1,057
89	Western Asset Municipal High Income Fund, Class I	1,132
		83,287,145

	TOTAL OPEN END FUNDS (Cost $81,739,063)	83,287,145

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
115,663	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.79%(c) (Cost $115,663)	$115,663

	TOTAL INVESTMENTS - 98.5% (Cost $94,752,482)	$96,341,867
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	1,438,257
	NET ASSETS - 100.0%	$97,780,124

ETF	- Exchange-Traded Fund

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2025 was $12,937,924 representing 13.2% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

TOTAL RETURN SWAPS(d)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Appreciation
Invesco High Yield Municipal Fund	Barclays	16,301	$135,465	SOFR + 175 bps	4/20/2026	$815
Nuveen High Yield Municipal Bond Fund	Barclays	10,767	154,072	SOFR + 175 bps	4/20/2026	1,615
TOTAL						$2,430

SOFR	- Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.4%
	United States - 13.4%
545,664	Redwood Real Estate Income Fund, Class I(a)	$13,685,246

	TOTAL CLOSED END FUND (Cost $13,641,596)	13,685,246

	COMMON STOCKS — 77.7%
	Austria - 1.1%
14,225	Verbund A.G.	1,097,826

	Canada - 8.4%
59,075	ARC Resources Ltd.	1,089,637
33,558	Canadian Natural Resources Ltd.	1,073,578
9,054	Canadian Tire Corporation Ltd.	1,038,349
12,539	CGI, Inc.	1,091,234
32,338	Empire Company Ltd., Class A	1,098,646
46,724	Kinross Gold Corporation	1,086,690
26,959	Suncor Energy, Inc.	1,073,516
12,060	TFI International, Inc.	1,083,771
		8,635,421
	Cayman Islands - 1.0%
7,835	PDD Holdings, Inc. - ADR(b)	1,056,706

	Denmark - 3.1%
499	AP Moller - Maersk A/S - Series B	1,028,517
3,731	Genmab A/S(b)	1,058,372
7,888	Pandora A/S	1,056,218
		3,143,107
	Finland - 2.1%
23,954	Elisa Oyj	1,055,909
32,813	Wartsila Oyj Abp	1,073,089
		2,128,998
	France - 4.2%
37,870	Dassault Systemes S.E.	1,075,202
6,247	Legrand S.A.	1,076,573

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	France - 4.2% (Continued)
4,446	Sartorius Stedim Biotech	$1,061,915
17,158	TotalEnergies S.E.	1,067,059
		4,280,749
	Germany - 7.3%
19,345	Brenntag S.E.	1,073,731
14,195	Continental A.G.	1,071,457
23,328	Deutsche Post A.G.	1,070,264
32,894	Deutsche Telekom A.G.	1,019,619
19,862	Fresenius Medical Care A.G.	1,066,023
11,546	Knorr-Bremse A.G. 144A(c)	1,072,747
16,351	Mercedes-Benz Group A.G.	1,059,469
		7,433,310
	Ireland - 1.1%
36,358	Ryanair Holdings plc	1,100,170

	Israel - 2.2%
5,484	Check Point Software Technologies Ltd.(b)	1,073,109
7,962	Wix.com Ltd.(b)	1,158,790
		2,231,899
	Italy - 1.1%
18,286	Recordati Industria Chimica e Farmaceutica SpA	1,085,567

	Japan - 17.0%
62,447	Aisin Corporation	1,124,278
24,723	Bridgestone Corporation	1,085,132
172,228	ENEOS Holdings, Inc.	1,087,189
33,595	Hitachi Ltd.	1,159,312
35,596	Makita Corporation	1,080,074
197,435	Mitsubishi Chemical Holdings Corporation	1,032,739
45,295	Mitsubishi Corporation	1,091,028
54,846	Nexon Company Ltd.	1,121,071
452,222	Nissan Motor Company Ltd.(b)	1,037,334
20,129	Otsuka Holdings Company Ltd.	1,093,787
21,907	Recruit Holdings Company Ltd.	1,095,727

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	Japan - 17.0% (Continued)
25,205	SBI Holdings, Inc.	$1,130,821
11,708	SCREEN Holdings Company Ltd.	1,115,666
67,136	Shionogi & Company Ltd.	1,123,964
50,403	Subaru Corporation	1,073,754
373,676	Z Holdings Corporation	1,098,427
		17,550,303
	Netherlands - 5.2%
4,457	Airbus S.E.	1,096,396
29,415	JDE Peet’s N.V.	1,070,808
25,782	Koninklijke Ahold Delhaize N.V.	1,055,353
231,312	Koninklijke KPN N.V.	1,071,368
27,028	Randstad N.V.	1,058,999
		5,352,924
	Norway - 3.1%
44,589	Equinor ASA	1,065,267
70,497	Telenor ASA	1,048,120
29,120	Yara International ASA	1,061,374
		3,174,761
	Singapore - 1.0%
82,194	Singapore Exchange Ltd.	1,069,062

	Spain - 4.2%
40,162	Aena SME S.A. 144A(c)	1,090,276
14,028	Amadeus IT Group S.A. 144A(c)	1,072,435
30,259	Endesa S.A.	1,084,441
206,479	Telefonica S.A.	1,044,177
		4,291,329
	Sweden - 4.1%
15,551	Evolution A.B. 144A(c)	1,039,709
56,544	Hennes & Mauritz A.B., Class B	1,073,063
86,005	Hexagon A.B., Class B	1,055,064
106,467	Telefonaktiebolaget LM Ericsson, Class B	1,073,554
		4,241,390

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	Switzerland - 6.3%
5,478	Kuehne + Nagel International A.G.	$1,048,421
9,320	Logitech International S.A.	1,119,812
8,754	Novartis A.G.	1,079,985
2,994	Schindler Holding A.G.	1,064,170
1,494	Swisscom A.G.	1,094,529
28,181	UBS Group A.G.	1,076,247
		6,483,164
	United Kingdom - 5.2%
15,878	Ashtead Group plc	1,058,353
6,513	AstraZeneca plc	1,066,919
185,275	BP plc	1,076,509
46,694	GSK plc	1,092,163
28,450	Shell plc	1,064,218
		5,358,162

	TOTAL COMMON STOCKS (Cost $78,700,354)	79,714,848

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND – 1.5%
1,548,846	Goldman Sachs Financial Square Government Fund, Administration Class, 3.82%(d) (Cost $1,548,846)	1,548,846

	TOTAL INVESTMENTS - 92.6% (Cost $93,890,796)	$94,948,940
	OTHER ASSETS IN EXCESS OF LIABILITIES – 7.4%	7,551,608
	NET ASSETS - 100.0%	$102,500,548

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Aksjeselskap

ASA	- Aksjeselskap

Ltd.	- Limited Company

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

N.V.	- Naamioze Vennootschap

Oyj	- Julkinen osakeyhtiö

plc	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europea

SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2025 was $13,685,246 representing 13.4% of net assets.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of Rule 144A securities is $4,275,167 or 4.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

TOTAL RETURN SWAPS(e)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Depreciation
iShares Core MSCI Emerging Markets ETF	Societe Generale	366,500	$25,033,453	OBFR + 80 bps	11/3/2026	$(12,498)
TOTAL						$(12,498)

OBFR	- Overnight Bank Funding Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.6%
	REAL ESTATE - 13.6%
706,717	Redwood Real Estate Income Fund, Class I(a)	$17,724,471

	TOTAL CLOSED END FUND (Cost $17,667,937)	17,724,471

	COMMON STOCKS — 35.0%
	ADVERTISING & MARKETING - 1.5%
37,360	Interpublic Group of Companies, Inc. (The)	958,658
12,796	Omnicom Group, Inc.	959,955
		1,918,613
	AEROSPACE & DEFENSE - 0.7%
1,832	Lockheed Martin Corporation, Class B	901,124

	AUTOMOTIVE - 0.9%
84,905	Ford Motor Company	1,114,803

	BIOTECH & PHARMA - 3.0%
17,649	Bristol-Myers Squibb Company	813,089
11,942	Merck & Company, Inc.	1,026,773
40,235	Pfizer, Inc.	991,793
95,051	Viatris, Inc.	984,728
		3,816,383
	CABLE & SATELLITE - 0.6%
26,766	Comcast Corporation, Class A	745,032

	CHEMICALS - 2.4%
33,840	Dow, Inc.	807,084
11,864	Eastman Chemical Company	706,145
27,555	Mosaic Company (The)	756,385
8,293	PPG Industries, Inc.	810,641
		3,080,255

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 35.0% (Continued)
	CONTAINERS & PACKAGING - 0.5%
18,410	International Paper Company	$711,362

	ELECTRIC UTILITIES - 3.8%
74,090	AES Corporation (The)	1,027,628
16,639	Dominion Energy, Inc.	976,543
14,429	Edison International	799,078
15,544	Eversource Energy	1,147,303
22,834	FirstEnergy Corporation	1,046,482
		4,997,034
	FOOD - 2.6%
43,682	Conagra Brands, Inc.	750,894
20,460	General Mills, Inc.	953,641
29,179	The Campbell’s Company	879,163
30,356	The Kraft Heinz Company	750,704
		3,334,402
	HEALTH CARE FACILITIES & SERVICES - 0.8%
13,798	CVS Health Corporation	1,078,314

	HEALTH CARE REIT - 0.7%
55,900	Healthpeak Properties, Inc.	1,003,405

	LEISURE PRODUCTS - 0.7%
12,335	Hasbro, Inc.	941,284

	MACHINERY - 1.5%
3,075	Snap-on, Inc.	1,031,815
13,391	Stanley Black & Decker, Inc.	906,839
		1,938,654
	OFFICE REIT - 1.3%
12,177	Alexandria Real Estate Equities, Inc.	708,945
13,857	BXP, Inc.	986,480
		1,695,425
	OIL & GAS PRODUCERS - 3.5%
43,113	APA Corporation	976,509

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 35.0% (Continued)
	OIL & GAS PRODUCERS - 3.5% (Continued)
6,232	Chevron Corporation	$982,911
34,087	Kinder Morgan, Inc.	892,739
10,902	ONEOK, Inc.	730,434
7,559	Phillips 66	1,029,082
		4,611,675
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
24,576	VICI Properties, Inc.	737,034

	RETAIL - DISCRETIONARY - 1.6%
13,493	Best Buy Company, Inc.	1,108,315
7,191	Genuine Parts Company	915,486
		2,023,801
	RETAIL REIT - 0.8%
17,106	Realty Income Corporation	991,806

	SEMICONDUCTORS - 2.0%
15,345	Microchip Technology, Inc.	957,835
13,353	Skyworks Solutions, Inc.	1,037,796
4,942	Texas Instruments, Inc.	797,935
		2,793,566
	TECHNOLOGY HARDWARE - 0.8%
35,398	HP, Inc.	979,463

	TECHNOLOGY SERVICES - 1.5%
4,117	International Business Machines Corporation	1,265,608
5,983	Paychex, Inc.	700,190
		1,965,798
	TELECOMMUNICATIONS - 1.3%
34,174	AT&T, Inc.	845,807
22,620	Verizon Communications, Inc.	898,918
		1,744,725
	TOBACCO & CANNABIS - 0.6%
14,969	Altria Group, Inc.	843,952

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 35.0% (Continued)
	TRANSPORTATION & LOGISTICS - 0.7%
9,487	United Parcel Service, Inc., Class B	$914,737

	WHOLESALE - DISCRETIONARY - 0.6%
25,697	LKQ Corporation	821,276

	TOTAL COMMON STOCKS (Cost $44,333,507)	45,703,923

	EXCHANGE-TRADED FUNDS — 50.2%
	EQUITY - 50.2%
334,061	iShares MSCI EAFE ETF	31,565,424
375,710	Schwab International Small-Cap Equity ETF	17,027,177
118,577	Vanguard FTSE All World ex-US Small-Cap ETF	16,880,622
		65,473,223

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,191,057)	65,473,223

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
11,544	Nuveen California High Yield Municipal Bond Fund, Class I	90,622
6,800	Nuveen High Yield Municipal Bond Fund, Class I	98,329
		188,951

	TOTAL OPEN END FUNDS (Cost $235,878)	188,951

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
228,257	Goldman Sachs Financial Square Government Fund, Administration Class, 3.82%(b)(c) (Cost $228,257)	228,257

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.5%
	PUT OPTIONS PURCHASED - 0.5%
2,000	SPDR S&P 500 ETF Trust(e)	BTIG	03/31/2026	$500	$100,000,000	$588,000
	TOTAL PUT OPTIONS PURCHASED (Cost $4,572,020)
	TOTAL EQUITY OPTIONS PURCHASED (Cost $4,572,020)					588,000

	TOTAL INVESTMENTS - 99.6% (Cost $123,228,656)					$129,906,825
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					559,518
	NET ASSETS - 100.0%					$130,466,343

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2025 was $17,724,471 representing 13.6% of net assets.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(c)	All or a portion of the security is held in a separate collateral account for options contracts. The total fair value of collateral as of October 31, 2025 is $228,257.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$74,165,638	$81,855,824	$80,249,200	$105,560,719
Affiliated Investments, at Cost	12,547,504	12,896,658	13,641,596	17,667,937
Investments, at Fair Value	76,148,976	83,403,943	81,263,694	112,182,354
Affiliated Investments, at Fair Value	12,587,653	12,937,924	13,685,246	17,724,471
Cash	1,319,754	1,091,416	2,238,311	242,431
Cash Collateral	40,000	60,000	6,870,000	—
Unrealized Appreciation on Swap Contracts	1,845	2,430		—
Due from Broker for Swap Contracts	—	—	403,910	—
Receivable for Securities Sold	—	—	59,693,008	—
Receivable for Fund Shares Sold	494,393	550,208	382,002	531,608
Dividends and Interest Receivable	4,808	29,538	487,054	125,354
Prepaid Expenses and Other Assets	597	15,766	—	40,628
Total Assets	90,598,026	98,091,225	165,023,225	130,846,846

Liabilities:
Due to Broker	144	187	—	—
Payable for Investments Purchased	—	—	62,126,903	—
Distribution (12b-1) Fees Payable	82	—	—	—
Unrealized Depreciation on Swap Contracts	—	—	12,498	—
Investment Advisory Fees Payable	83,226	109,532	143,436	152,277
Payable for Fund Shares Redeemed	70,947	97,229	84,161	94,056
Payable to Related Parties	40,767	34,730	29,973	46,876
Accrued Expenses and Other Liabilities	84,787	69,423	125,706	87,294
Total Liabilities	279,953	311,101	62,522,677	380,503
Net Assets	$90,318,073	$97,780,124	$102,500,548	$130,466,343

Net Assets Consist Of:
Paid-in-Capital	$183,129,243	$119,408,809	$126,509,243	$140,487,019
Accumulated Deficit	(92,811,170)	(21,628,685)	(24,008,695)	(10,020,676)
Net Assets	$90,318,073	$97,780,124	$102,500,548	$130,466,343

Class I Net Assets	$87,645,386	$97,780,124	$102,500,548	$130,465,966
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	7,879,614	7,358,832	7,394,026	8,017,441
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.12	$13.29	$13.86	$16.27

Class N Net Assets	$384,510			$377
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	33,751			22
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.39			$17.09	*

Class Y Net Assets	$2,288,177
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	202,081
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.32

*	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS
For The Year Ended October 31, 2025

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $680,248, $0)	$5,983,878	$1,269,035	$4,184,877	$5,235,392
Dividend Income from Affiliated Investments	1,009,631	1,171,157	1,469,169	1,810,835
Interest Income	767,883	1,917,573	1,067,276	426,735
Total Investment Income	7,761,392	4,357,765	6,721,322	7,472,962

Expenses:
Investment Advisory Fees	1,490,499	827,145	1,429,741	1,997,087
Distribution (12b-1) Fees - Class N	1,021	—	—	—
Transfer Agent Fees	103,130	95,225	71,670	83,775
Administrative Fees	101,745	102,165	139,650	162,965
Legal fees	45,450	49,780	56,570	63,735
Registration Fees	67,525	43,800	80,300	40,515
Fund Accounting Fees	33,655	33,950	32,605	38,885
Trustees’ Fees	12,760	16,725	13,720	16,805
Audit Fees	18,715	21,050	26,050	26,410
Chief Compliance Officer Fees	7,235	7,000	9,110	10,060
Insurance Expense	8,030	6,570	15,695	8,030
Custody Fees	22,677	23,789	99,880	41,831
Third Party Administrative Servicing Fees	142,500	111,175	184,360	210,510
Printing Expense	—	13,165	9,510	18,225
Miscellaneous Expenses	5,115	11,650	3,865	11,355
Total Expenses	2,060,057	1,363,189	2,172,726	2,730,188
Less: Fees Waived by the Adviser	—	(69,748)	(87,359)	—
Less: Affiliated Fees Waived	(172,054)	(112,212)	(182,116)	(249,079)
Net Expenses	1,888,003	1,181,229	1,903,251	2,481,109

Net Investment Income	5,873,389	3,176,536	4,818,071	4,991,853

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	311,427	(9,306,074)	7,077,487	(13,261,838)
Affiliated Investments	7,558	24,285	50,420	54,183
Foreign Currency Transactions	—	—	(538,818)	—
Swap Contracts	480,620	(17,555)	(2,043,742)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,020,596)	1,547,600	(6,974,652)	(3,230,286)
Affiliated Investments	(4,651)	(15,724)	(32,451)	(34,701)
Foreign Exchange Translations	—	—	32,695	—
Swap Contracts	(246,741)	8,364	(269,540)	—
Net Realized and Unrealized Loss on Investments	(1,472,383)	(7,759,104)	(2,698,601)	(16,472,642)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,401,006	$(4,582,568)	$2,119,470	$(11,480,789)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$5,873,389	$7,649,157
Net Realized Gain (Loss)	799,605	(1,186,871)
Net Change in Unrealized Appreciation (Depreciation)	(2,271,988)	12,015,324
Net Increase in Net Assets Resulting From Operations	4,401,006	18,477,610

Distributions to Shareholders From:
Distributable Earnings:
Class I	(8,485,655)	(10,240,456)
Class N	(27,254)	(41,913)
Class Y	(243,817)	(2,899,608)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(8,756,726)	(13,181,977)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	22,878,383	72,257,934
Distributions Reinvested	8,297,157	9,889,129
Cost of Shares Redeemed	(83,427,003)	(65,094,230)
Total From Capital Transactions: Class I	(52,251,463)	17,052,833

Class N Shares:
Proceeds from Shares Issued	—	500
Distributions Reinvested	27,022	41,495
Cost of Shares Redeemed	(56,710)	(364,349)
Total From Capital Transactions: Class N	(29,688)	(322,354)

Class Y Shares:
Proceeds from Shares Issued	74,943	1,533,160
Distributions Reinvested	235,691	2,886,750
Cost of Shares Redeemed	(1,887,904)	(69,366,420)
Total From Capital Transactions: Class Y	(1,577,270)	(64,946,510)

Total Decrease in Net Assets	(58,214,141)	(42,920,398)

Nets Assets:
Beginning of Year	148,532,214	191,452,612
End of Year	$90,318,073	$148,532,214

SHARE ACTIVITY
Class I:
Shares Sold	2,031,015	6,431,115
Shares Reinvested	744,822	887,913
Shares Redeemed	(7,441,635)	(5,762,948)
Net increase (decrease) in shares of beneficial interest outstanding	(4,665,798)	1,556,080
Class N:
Shares Sold	—	43
Shares Reinvested	2,371	3,652
Shares Redeemed	(5,026)	(31,988)
Net decrease in shares of beneficial interest outstanding	(2,655)	(28,293)
Class Y:
Shares Sold	6,528	134,812
Shares Reinvested	20,797	255,263
Shares Redeemed	(167,299)	(6,108,020)
Net decrease in shares of beneficial interest outstanding	(139,974)	(5,717,945)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$3,176,536	$6,385,683
Net Realized Gain (Loss)	(9,299,344)	7,933,157
Net Change in Unrealized Appreciation (Depreciation)	1,540,240	26,142
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,582,568)	14,344,982

Distributions to Shareholders From:
Distributable Earnings:
Class I	(3,346,026)	(6,256,811)
Class N	—	(1)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,346,026)	(6,256,812)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	47,384,469	40,317,690
Distributions Reinvested	3,322,832	6,212,372
Cost of Shares Redeemed	(80,642,107)	(89,916,637)
Total From Capital Transactions: Class I	(29,934,806)	(43,386,575)

Class N Shares:
Distributions Reinvested	—	1
Cost of Shares Redeemed	—	(40)
Total From Capital Transactions: Class N	—	(39)

Total Decrease in Net Assets	(37,863,400)	(35,298,444)

Nets Assets:
Beginning of Year	135,643,524	170,941,968
End of Year	$97,780,124	$135,643,524

SHARE ACTIVITY
Class I:
Shares Sold	3,489,671	2,882,484
Shares Reinvested	247,268	440,509
Shares Redeemed	(6,009,383)	(6,438,619)
Net decrease in shares of beneficial interest outstanding	(2,272,444)	(3,115,626)
Class N:
Shares Reinvested	—	0 (a)
Shares Redeemed	—	(3)
Net decrease in shares of beneficial interest outstanding	—	(3)

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$4,818,071	$5,772,712
Net Realized Gain (Loss)	4,545,347	19,393,581
Net Change in Unrealized Appreciation (Depreciation)	(7,243,948)	10,281,241
Net Increase in Net Assets Resulting From Operations	2,119,470	35,447,534

Distributions to Shareholders From:
Distributable Earnings:
Class I	(14,400,011)	(14,179,800)
Class N	(1)	(2)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(14,400,012)	(14,179,802)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	27,621,458	46,555,266
Distributions Reinvested	14,359,049	14,161,790
Cost of Shares Redeemed	(124,473,190)	(126,481,736)
Total From Capital Transactions: Class I	(82,492,683)	(65,764,680)

Class N Shares:
Distributions Reinvested	1	2
Cost of Shares Redeemed	(16)	(23)
Total From Capital Transactions: Class N	(15)	(21)

Total Decrease in Net Assets	(94,773,240)	(44,496,969)

Nets Assets:
Beginning of Year	197,273,788	241,770,757
End of Year	$102,500,548	$197,273,788

SHARE ACTIVITY
Class I:
Shares Sold	2,033,400	3,222,581
Shares Reinvested	1,091,113	1,017,370
Shares Redeemed	(9,194,318)	(8,840,678)
Net decrease in shares of beneficial interest outstanding	(6,069,805)	(4,600,727)
Class N:
Shares Reinvested	0 (a)	0 (a)
Shares Redeemed	(1)	(2)
Net decrease in shares of beneficial interest outstanding	(1)	(2)

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$4,991,853	$6,057,609
Net Realized Gain (Loss)	(13,207,655)	26,886,742
Net Change in Unrealized Appreciation (Depreciation)	(3,264,987)	10,121,458
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,480,789)	43,065,809

Distributions to Shareholders From:
Distributable Earnings:
Class I	(19,978,163)	(23,121,655)
Class N	(11)	(243)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(19,978,174)	(23,121,898)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	42,186,842	98,498,814
Distributions Reinvested	19,920,801	23,067,219
Cost of Shares Redeemed	(145,735,203)	(134,187,463)
Total From Capital Transactions: Class I	(83,627,560)	(12,621,430)

Class N Shares:
Proceeds from Shares Issued	255	2,081
Distributions Reinvested	11	243
Cost of Shares Redeemed	(17)	(4,818)
Total From Capital Transactions: Class N	249	(2,494)

Total Increase (Decrease) in Net Assets	(115,086,274)	7,319,987

Nets Assets:
Beginning of Year	245,552,617	238,232,630
End of Year	$130,466,343	$245,552,617

SHARE ACTIVITY
Class I:
Shares Sold	2,493,595	5,560,547
Shares Reinvested	1,170,435	1,344,243
Shares Redeemed	(8,772,330)	(7,548,053)
Net decrease in shares of beneficial interest outstanding	(5,108,300)	(643,263)
Class N:
Shares Sold	14	117
Shares Reinvested	1	14
Shares Redeemed	(1)	(264)
Net increase (decrease) in shares of beneficial interest outstanding	14	(133)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$11.49	$11.13	$11.66	$14.27	$14.55
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.55	0.54	0.26	(0.04)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.74	(0.51)	(1.69)	0.68
Total From Operations	0.45	1.28	(0.25)	(1.73)	0.50
Less Distributions:
From Paid in Capital	—	—	—	(0.05)	—
From Net Investment Income	(0.82)	(0.92)	(0.28)	(0.83)	(0.78)
Total Distributions	(0.82)	(0.92)	(0.28)	(0.88)	(0.78)
Net Asset Value, End of Year	$11.12	$11.49	$11.13	$11.66	$14.27
Total Return (b)	4.06%	11.94%	(2.23)%	(12.90)%	3.43%
Net Assets, End of Year (000’s)	$87,645	$144,110	$122,330	$108,258	$90,597
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.72%	1.73%	1.64%	1.56%	1.55%
Ratio of Net Expenses to Average Net Assets (c)	1.58%	1.63%	1.64%	1.56%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.93%	4.80%	2.20%	(0.32)%	(1.23)%
Portfolio Turnover Rate	90%	39%	5%	15%	11%

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$11.72	$11.35	$11.89	$14.46	$14.74
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.54	0.51	0.23	(0.08)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	0.76	(0.52)	(1.71)	0.69
Total From Operations	0.43	1.27	(0.29)	(1.79)	0.47
Less Distributions:
From Paid in Capital	—	—	—	(0.05)	—
From Net Investment Income	(0.76)	(0.90)	(0.25)	(0.73)	(0.75)
Total Distributions	(0.76)	(0.90)	(0.25)	(0.78)	(0.75)
Net Asset Value, End of Year	$11.39	$11.72	$11.35	$11.89	$14.46
Total Return (b)	3.86%	11.57%	(2.51)%	(13.08)%	3.12%
Ratios/Supplemental Data
Net Assets, End of Year (000’s)	$385	$427	$734	$918	$1,657
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.98%	2.00%	1.89%	1.78%	1.82%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	1.88%	1.89%	1.78%	1.82%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.71%	4.48%	1.92%	(0.67)%	(1.55)%
Portfolio Turnover Rate	90%	39%	5%	15%	11%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had Redwood Investment Management, LLC (the “Adviser”) not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$11.68	$11.29	$11.81	$14.42	$14.68
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.56	0.51	0.27	(0.04)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.80	(0.51)	(1.69)	0.69
Total From Operations	0.46	1.31	(0.24)	(1.73)	0.52
Less Distributions:
From Paid in Capital	—	—	—	(0.05)	—
From Net Investment Income	(0.82)	(0.92)	(0.28)	(0.83)	(0.78)
Total Distributions	(0.82)	(0.92)	(0.28)	(0.88)	(0.78)
Net Asset Value, End of Year	$11.32	$11.68	$11.29	$11.81	$14.42
Total Return (b)	4.08%	12.05%	(2.12)%	(12.76)%	3.54%
Net Assets, End of Year (000’s)	$2,288	$3,995	$68,389	$116,836	$175,124
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.72%	1.79%	1.64%	1.53%	1.56%
Ratio of Net Expenses to Average Net Assets (c)	1.58%	1.68%	1.56%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.94%	4.53%	2.24%	(0.32)%	(1.14)%
Portfolio Turnover Rate	90%	39%	5%	15%	11%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$14.08	$13.41	$13.89	$16.39	$15.46
Activity from Investment Operations:
Net Investment Income (a)	0.36	0.60	0.41	0.11	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	0.67	(0.52)	(1.73)	0.94
Total From Operations	(0.40)	1.27	(0.11)	(1.62)	1.28
Less Distributions:
From Net Investment Income	(0.39)	(0.60)	(0.31)	—	(0.35)
From Net Realized Gains	—	—	—	(0.76)	—
From Return of Capital	—	—	(0.06)	(0.12)	—
Total Distributions	(0.39)	(0.60)	(0.37)	(0.88)	(0.35)
Net Asset Value, End of Year	$13.29	$14.08	$13.41	$13.89	$16.39
Total Return (b)	(2.86)%	9.55%	(0.83)%	(10.36)%	8.30%
Net Assets, End of Year (000’s)	$97,780	$135,644	$170,942	$147,782	$153,899
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.16%	1.19%	1.08%	1.01%	1.07%
Ratio of Net Expenses to Average Net Assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.69%	4.26%	2.92%	0.76%	2.11%
Portfolio Turnover Rate	596%	135%	651%	860%	8%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$14.65	$13.38	$12.99	$17.19	$14.49
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.41	0.39	0.51	0.07	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	1.83	0.12	(2.05)	3.68
Total From Operations	0.34	2.22	0.63	(1.98)	3.64
Less Distributions:
From Net Investment Income	(1.13)	(0.95)	(0.24)	(2.22)	(0.94)
Total Distributions	(1.13)	(0.95)	(0.24)	(2.22)	(0.94)
Net Asset Value, End of Year	$13.86	$14.65	$13.38	$12.99	$17.19
Total Return (b)	2.73%	16.97%	4.78%	(13.72)%	25.54%
Net Assets, End of Year (000’s)	$102,501	$197,274	$241,771	$214,447	$192,488
Ratio of Gross Expenses to Average Net Assets including interest expense (c)(d)	1.37%	1.40%	1.22%	1.23%	1.24%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.20%	1.20%	1.21%	1.20%	1.20%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(d)	1.37%	1.40%	1.21%	1.23%	1.24%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	3.04%	2.68%	3.58%	0.49%	(0.24)%
Portfolio Turnover Rate	147%	49%	373%	413%	63%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$18.71	$17.30	$17.19	$20.09	$15.81
Activity from Investment Operations:
Net Investment Income (a)	0.42	0.45	0.45	0.10	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)	2.72	(0.23)	(1.06)	5.41
Total From Operations	(0.84)	3.17	0.22	(0.96)	5.59
Less Distributions:
Pain in Capital	—	—	—	(0.65)	—
From Net Realized Gains	(0.87)	(0.89)	—	(0.51)	—
From Net Investment Income	(0.73)	(0.87)	(0.11)	(0.78)	(1.31)
Total Distributions	(1.60)	(1.76)	(0.11)	(1.94)	(1.31)
Net Asset Value, End of Year	$16.27	$18.71	$17.30	$17.19	$20.09
Total Return (b)	(4.84)%	19.28%	1.27%	(5.30)%	36.79%
Net Assets, End of Year (000’s)	$130,466	$245,552	$238,230	$208,192	$172,256
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.36%	1.40%	1.27%	1.30%	1.34%
Ratio of Net Expenses to Average Net Assets (c)	1.24%	1.29%	1.27%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.50%	2.48%	2.48%	0.57%	0.93%
Portfolio Turnover Rate	134%	135%	385%	934%	160%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net Asset Value, Beginning of Year	$19.08	$17.55	$17.37	$20.33	$16.00
Activity from Investment Operations:
Net Investment Income (a)	0.49	0.46	0.40	0.04	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)	2.78	(0.22)	(1.06)	5.54
Total From Operations	(0.76)	3.24	0.18	(1.02)	5.63
Less Distributions:
Paid in Capital	—	—	—	(0.65)	—
From Net Realized Gains	(0.87)	(0.89)	—	(0.51)	—
From Net Investment Income	(0.36)	(0.82)	—	(0.78)	(1.30)
Total Distributions	(1.23)	(1.71)	—	(1.94)	(1.30)
Net Asset Value, End of Year	$17.09	$19.08	$17.55	$17.37	$20.33
Total Return (b)	(4.25)%	19.39%	1.04%	(5.59)%	36.55%
Net Assets, End of Year	$377	$145	$2,473	$2,407	$21
Ratio of Gross Expenses to Average Net Assets (c)(d)	1.61%	1.65%	1.52%	1.55%	1.59%
Ratio of Net Expenses to Average Net Assets (c)	1.49%	1.54%	1.52%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.25%	2.23%	2.20%	0.28%	0.97%
Portfolio Turnover Rate	134%	135%	385%	934%	160%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. The Municipal Income Fund Class N had zero shares outstanding at October 31, 2025. The Tactical International Fund Class N had zero shares outstanding at October 31, 2025. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if Redwood Investment Management, LLC (the “Adviser”) does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds and certain non-exchange traded closed-end funds are valued at their respective NAVs as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any exchange-traded fund purchased by the Funds will not change.

The Funds may hold investments, such as private investments, other non- traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board)”. The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the Valuation Designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$12,587,653	$—	$—	$12,587,653
Open End Funds	74,962,659	—	—	74,962,659
Short-Term Investment	1,186,317	—	—	1,186,317
Swaps **	—	1,845	—	1,845
Total	$88,736,629	$1,845	$—	$88,738,474

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Redwood Managed Municipal Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$12,937,924	$—	$—	$12,937,924
Exchange-Traded Fund	1,135	—	—	1,135
Open End Funds	83,287,145	—	—	83,287,145
Short-Term Investment	115,663	—	—	115,663
Swaps**	—	2,430	—	2,430
Total	$96,341,867	$2,430	$—	$96,344,297

Redwood AlphaFactor® Tactical International Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$13,685,246	$—	$—	$13,685,246
Common Stocks	79,714,848	—	—	79,714,848
Short-Term Investment	1,548,846	—	—	1,548,846
Total	$94,948,940	$—	$—	$94,948,940

Liabilities
Swaps **	$—	$(12,498)	$—	$(12,498)

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$17,724,471	$—	$—	$17,724,471
Common Stocks	45,703,923	—	—	45,703,923
Exchange-Traded Funds	65,473,223	—	—	65,473,223
Open End Funds	188,951	—	—	188,951
Short-Term Investment	228,257	—	—	228,257
Options Purchased	588,000	—	—	588,000
Total	$129,906,825	$—	$—	$129,906,825

For the year ended October 31, 2025, there were changes into/out of Level 3.

*	Refer to the schedule of investments for industry classification.

**	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk and credit risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, the Municipal Income Fund and the Tactical International Fund invested in during the year ended October 31, 2025, was $219,501, $284,101 and $52,136,365, respectively. The SMarT Fund did not invest in total return swaps during the year ended October 31, 2025.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the year ended October 31, 2025, was $3,666,667. The Municipal Income Fund, the Tactical International Fund and the SMarT Fund did not invest in CDS during the year ended October 31, 2025.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit a Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The average month end notional value of the purchased options the SMarT Fund invested in during the year ended October 31, 2025, was $58,333,333. The Managed Volatility Fund, the Municipal Income Fund and the Tactical International Fund did not invest in option contracts during the year ended October 31, 2025.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2022, to October 31, 2024, for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

3.	DERIVATIVES

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2025:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts
Purchased Options	Investments, at Fair Value

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2025:

Managed Volatility Fund

Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	1,845	—
Total	$1,845	$—

Municipal Income Fund

Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$2,430	$—
Total	$2,430	$—

Tactical International Fund

Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(12,498)
Total	$—	$(12,498)

SMarT Fund

Assets (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Purchased Options:
Equity Risk	$588,000	$—
Total	$588,000	$—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain (Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Swap Contracts
Purchased Options - Investments	Net Change in Unrealized Appreciation (Depreciation) on: Investments

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2025:

Managed Volatility Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2025
Credit Default Swap Contracts	$(253,541)	$—	$(253,541)
Total Return Swap Contracts	—	6,800	6,800
			$(246,741)

Managed Municipal Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2025
Total Return Swap Contracts		$8,364	$8,364

Tactical International Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2025
Total Return Swap Contracts		$(269,540)	$(269,540)

SMarT Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2025
Purchased Options		$(3,984,020)	$(3,984,020)

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2025
Credit Default Swap Contracts	$582,628	$—	$582,628
Total Return Swap Contracts	—	(102,008)	(102,008)
			$480,620

Municipal Income Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2025
Total Return Swap Contracts		$(17,555)	$(17,555)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2025
Total Return Swap Contracts	$(2,043,742)	$(2,043,742)

Offsetting of Financial Assets and Derivative Assets - The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2025.

Managed Volatility Fund

Gross Amounts Not Offset in the
Assets					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Broker/	Gross Amounts of	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	BTIG	$1,845	$—	$1,845	$—	$—		$1,845
Total		$1,845	$—	$1,845	$—	$—		$1,845

Municipal Income Fund

Gross Amounts Not Offset in the
Assets					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Broker/	Gross Amounts of	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	BTIG	$2,430	$—	$2,430	$—	$—		$2,430
Total		$2,430	$—	$2,430	$—	$—		$2,430

Tactical International Fund

Gross Amounts Not Offset in the
Liabilities					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Liabilities Presented
	Broker/	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	BTIG	$(12,498)	$—	$(12,498)	$—	$12,498	(1)	$—
Total		$(12,498)	$—	$(12,498)	$—	$12,498		$—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

SMarT Fund

Gross Amounts Not Offset in
the Statement of Assets &
Assets					Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Broker/	Gross Amounts of	Statement of	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Purchased Options	BTIG	$588,000	$—	$588,000	$—	$—	$588,000
Total		$588,000	$—	$588,000	$—	$—	$588,000

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2025, amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$103,623,075	$159,340,404
Municipal Income Fund	307,376,997	221,504,712
Tactical International Fund	183,362,721	241,826,249
SMarT Fund	260,111,530	358,736,503

5.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield fixed income securities (“junk bonds”) risk, investment companies risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, real estate investment trusts (“REITs”) risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, underlying funds risk, U.S. government securities risk, valuation risk, and yield curve risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield fixed income securities (“junk bonds”) risk, investment companies risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, real estate investment trusts (“REITs”) risk, rules -based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk, volatility risk, and yield curve risk.

Tactical International Fund: active trading risk, American depositary receipts risk, calculation methodology risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index risk, index tracking error risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, real estate

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

investment trusts (“REITs”) risk, rules based strategy risk, underlying funds risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, high yield fixed income securities risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trust (“REITs”) risk, swap risk, underlying funds risk, U.S. government securities risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, a Fund may not participate in market advances or declines to the same extent that it would if a Fund was more fully invested.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by a Fund may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Derivative instruments may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. Certain derivatives require a Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to a Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. Changes in regulations relating to a fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk – Managed Volatility Fund, Municipal Income Fund, and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities (or derivatives), the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. New regulations applicable to, and changing business practices of, financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

High Yield Fixed Income Securities (“Junk Bond”) Risk - Managed Volatility Fund, Municipal Income Fund, and SMarT Fund are subject to high yield fixed income securities risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect a Fund’s performance.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies Risk – When a Fund invests in other investment companies, including open-end mutual funds, closed-end funds or ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Funds. The risk of owning an investment company generally reflects the risk of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies.

Liquidity Risk - Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil and could have a negative effect on a Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to a Fund’s investment in interval funds, there may not be a secondary market for the shares and limited liquidity is provided only through such fund’s regular repurchase offers. There is no guarantee that a Fund will be able to sell all of the shares it desires in a regular repurchase offer.

Market Capitalization Risk – Tactical International Fund and SMarT Fund are subject to market capitalization risk. The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to a Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public healthcrises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Money Market Instrument Risk - The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Quantitative Investing Risk - Tactical International Fund and SMarT Fund are subject to quantitative investing risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective. See Note 3 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Real Estate Investment Trust (“REITs”) Risk - There is risk that investments in real estate investment trusts (“REITs”) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, such as changes in interest rates, real estate values and property taxes, cash flows of underlying real estate assets, and the management skill and creditworthiness of the issuer. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. If a Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk - Managed Volatility Fund is subject to total return swaps risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in a Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in a Fund’s portfolio may also be more volatile than the market as a whole. This may cause a Fund’s NAV per share to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of a Fund.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC (the “Adviser”) serves as the Funds’ Investment Adviser. Pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2026, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the year ended October 31, 2025, the Adviser waived advisory fees of $0, $69,748, $87,359, and $0 with respect to the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund, respectively. Amounts previously waived and/or reimbursed subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical International
Year	Volatility Fund	Fund	Fund	SMarT Fund
2026	$85,838	$128,038	$24,321	$—
2027	—	159,764	195,219	—
2028	—	69,748	87,359	—
Total	$85,838	$357,550	$306,899	$—

Each Fund is invested in the Redwood Real Estate Income Fund. The Adviser is waiving its investment advisory fee with respect to each Fund on the daily net assets of such Fund that are invested in the Redwood Real Estate Income Fund. For the year ended October 31, 2025, the amount of these voluntary affiliated fee waivers was $172,054, $112,212, $182,116, and $249,079 with respect to the Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund, respectively. These fee waivers are not recapturable by the Adviser.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution- related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. During the year ended October 31, 2025, Class N paid $1,021, $0, $0, and $0 in distribution fees for the Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the year ended October 31, 2025, there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2025, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Fund	Tax Purposes	Appreciation	Depreciation	Appreciation
Redwood Managed Volatility Fund	$86,730,694	$2,023,488	$(15,708)	$2,007,780
Redwood Managed Municipal Income Fund	94,762,749	1,589,460	(7,912)	1,581,548
Redwood AlphaFactor ® Tactical International Fund	93,887,119	1,411,476	(362,153)	1,049,323
Redwood Systematic Macro Trend Fund	128,946,425	12,975,797	(12,015,397)	960,400

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2025:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$8,756,726	$—	$—	$—	$8,756,726
Redwood Managed Municipal Income Fund	1,480,609	—	—	1,865,417	3,346,026
Redwood AlphaFactor ® Tactical International Fund	14,400,012	—	—	—	14,400,012
Redwood Systematic Macro Trend Fund	19,978,174	—	—	—	19,978,174

For the year ended October 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$13,181,977	$—	$—	$—	$13,181,977
Redwood Managed Municipal Income Fund	1,293,332	—	—	4,963,480	6,256,812
Redwood AlphaFactor ® Tactical International Fund	14,179,802	—	—	—	14,179,802
Redwood Systematic Macro Trend Fund	23,121,898	—	—	—	23,121,898

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$279,813	$—	$—	$(95,098,763)	$—	$2,007,780	$(92,811,170)
Redwood Managed Municipal Income Fund	—	—	—	(23,210,233)	—	1,581,548	(21,628,685)
Redwood AlphaFactor ® Tactical International Fund	7,556,574	—	—	(32,619,031)	—	1,053,762	(24,008,695)
Redwood Systematic Macro Trend Fund	3,641,693	—	—	(14,622,769)	—	960,400	(10,020,676)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps and tax deferral of losses on wash sales. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $4,439 for the Redwood AlphaFactor International Fund.

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$78,793,404	$16,305,359	$95,098,763	$687,277
Redwood Managed Municipal Income Fund	23,068,292	141,941	23,210,233	—
Redwood AlphaFactor ® Tactical International Fund	32,619,031	—	32,619,031	—
Redwood Systematic Macro Trend Fund	14,246,700	376,069	14,622,769	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess and adjustments for prior year tax returns, resulted in reclassifications for the year ended October 31, 2025, as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	(20,852)	20,852
Redwood AlphaFactor ® Tactical International Fund	—	—
Redwood Systematic Macro Trend Fund	(2,860)	2,860

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed	Municipal	International
Owner	Volatility Fund	Income Fund	Fund	SMarT Fund
National Financial Services (1)	—	28.5%	55.9%	53.7%
LPL Financial (1)	60.4%	58.9%	34.6%	35.9%

(1)	These owners are comprised of multiple investors and accounts.

10.	INVESTMENTS IN AFFILIATED COMPANIES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund had the following transactions during the year ended October 31, 2025, with affiliates:

Managed Volatility Fund	Year Ended October 31, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2025	October 31, 2025
Redwood Real Estate Income Fund	$14,045,800	$—	$1,461,054	$1,009,631	$7,558	$(4,651)	$12,587,653	501,900

Municipal Income Fund	Year Ended October 31, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2025	October 31, 2025
Redwood Real Estate Income Fund	$17,867,628	$—	$4,938,265	$1,171,157	$24,285	$(15,724)	$12,937,924	515,866

Tactical International Fund	Year Ended October 31, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2025	October 31, 2025
Redwood Real Estate Income Fund	$23,858,439	$—	$10,191,162	$1,469,169	$50,420	$(32,451)	$13,685,246	545,664

SMarT Fund	Year Ended October 31, 2025
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2024	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2025	October 31, 2025
Redwood Real Estate Income Fund	$28,603,187	$—	$10,898,198	$1,810,835	$54,183	$(34,701)	$17,724,471	706,717

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

12.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact the financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2025

Redwood Funds
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
President/Principal Executive Officer
Date: 1/29/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
President/Principal Executive Officer
Date: 1/29/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: 1/29/26